Reserves (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Reserves
Capital contribution reserve	$ 4,591	$ 3,452	$ 1,755
Foreign currency translation reserve	3,285	2,394	1,015
Share-based payment reserve	4	4	$ 4
Closing Balance	$ 7,880	$ 5,850